LOANS AND BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LOANS AND BORROWINGS
Non-current borrowings		$ 39,304
Current loans and borrowings	$ 1,598	857	$ 14,320
Bond
LOANS AND BORROWINGS
Non-current borrowings		39,304
Mortgage - Quebec facility
LOANS AND BORROWINGS
Current loans and borrowings	438	837
Other loans
LOANS AND BORROWINGS
Current loans and borrowings	$ 1,160	$ 20